SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (452,438)	$ (614,637)	$ 98,877
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (76,914)	$ (104,488)	$ 16,809
Income not subject to taxes	(2,316)	(3,146)	(1,973)
Expenses not subject to tax deduction	123,484	167,753	119,560
Temporary difference not subject to taxes	(5,611)	(7,622)	(5,888)
Utilization of deferred tax asset previously not recognized	(38,643)	(52,497)	(106,523)
Utilization of tax losses previously not recognized			(21,985)
Income tax expense